Income Taxes - Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Millions	Dec. 31, 2019	Dec. 31, 2018
Deferred tax assets:
Deferred compensation, accrued vacation and other reserves	$ 81	$ 134
Difference between book and tax basis of property	548	554
Goodwill	0	11
Differences between book and tax basis of contracts	0	38
Pension and other postretirement benefits	86	87
Equity compensation	11	9
Bad debt reserve	13	14
U.S. Federal net operating loss carryforwards	2,116	2,241
Foreign net operating loss carryforwards	105	63
State net operating loss carryforwards	360	379
Federal and state tax credit carryforwards	384	381
Federal benefit on state uncertain tax positions	4	6
Intangibles amortization (excluding goodwill)	0	21
Interest disallowance carryforward per §163(j) of the Tax Act	82	102
Inventory obsolescence	7	7
Other	3	0
Discontinued operations	0	17
Total deferred tax assets	3,800	4,064
Net deferred tax liability		(19)
Deferred Tax Liabilities, Gross [Abstract]
Emissions allowances	19	15
Derivatives, net	27	37
Goodwill	8	0
Intangibles amortization (excluding goodwill)	15	0
Equity method investments	201	180
Convertible Debt	19	21
Deferred Tax Liabilities, Other	0	1
Discontinued operations	0	36
Deferred Tax Liabilities, Gross, Total	289	290
Total deferred tax assets less deferred tax liabilities	3,511	3,774
Valuation allowance	(242)	(3,812)
Discontinued operations	0	19
Net deferred tax asset	3,269
Net deferred tax liability		(19)
NRG's net deferred tax position
Deferred tax asset	3,286	46
Deferred tax liability	(17)	(65)
Deferred tax asset	$ 3,269
Net deferred tax liability		$ (19)